Equity (Schedule of Composition of Share Capital) (Details) - $ / shares		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 10.00 par value, Authorized		17,000,000	17,000,000	17,000,000
Ordinary shares of NIS 10.00 par value, Outstanding	[1]	12,652,094	11,479,094	10,675,508
Ordinary shares par value		$ 10.00	$ 10.00	$ 10.00

[1]	Net of treasury shares as follows: 258,046 Ordinary shares as of December 31, 2019, 2018 and 2017, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.